Summary of Significant Accounting Policies (Details) - Schedule of the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member[ | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Electronic equipment [Member[ | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer software [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer software [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Leasehold Improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the shorter of lease term or the estimated useful lives of the assets
Leasehold Improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the shorter of lease term or the estimated useful lives of the assets